JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.6%
Aerospace & Defense — 1.7%
General Dynamics Corp. (a)	108	14,308
Northrop Grumman Corp.	150	45,347
United Technologies Corp.	567	53,528

		113,183

Airlines — 0.3%
Delta Air Lines, Inc.	290	8,273
Southwest Airlines Co.	211	7,496
United Airlines Holdings, Inc. *	71	2,256

		18,025

Auto Components — 0.1%
Magna International, Inc. (Canada)	275	8,790

Automobiles — 0.2%
General Motors Co.	662	13,753

Banks — 2.9%
Bank of America Corp. (a)	1,917	40,696
Citigroup, Inc.	1,745	73,517
Citizens Financial Group, Inc.	662	12,451
Fifth Third Bancorp	208	3,082
KeyCorp	2,144	22,235
Regions Financial Corp.	1,924	17,258
Wells Fargo & Co.	898	25,785

		195,024

Beverages — 1.7%
Coca-Cola Co. (The)	1,444	63,895
Constellation Brands, Inc., Class A	257	36,812
Monster Beverage Corp. *	118	6,657
PepsiCo, Inc. (a)	38	4,558

		111,922

Biotechnology — 2.8%
AbbVie, Inc. (a)	924	70,396
Alexion Pharmaceuticals, Inc. *	151	13,549
Amgen, Inc. (a)	61	12,441
Biogen, Inc. * (a)	83	26,162
Gilead Sciences, Inc.	99	7,404
Regeneron Pharmaceuticals, Inc. *	58	28,391
Vertex Pharmaceuticals, Inc. *	104	24,709

		183,052

Building Products — 0.6%
Masco Corp.	523	18,066
Trane Technologies plc	235	19,442

		37,508

Capital Markets — 3.3%
Ameriprise Financial, Inc.	69	7,031
BlackRock, Inc.	58	25,656
Charles Schwab Corp. (The)	528	17,743
CME Group, Inc.	164	28,351
Goldman Sachs Group, Inc. (The)	129	19,996
MarketAxess Holdings, Inc.	19	6,328
Morgan Stanley	1,537	52,250
S&P Global, Inc.	127	31,185
State Street Corp.	498	26,541
T. Rowe Price Group, Inc.	62	6,053

		221,134

Chemicals — 1.5%
Air Products & Chemicals, Inc.	66	13,209
Celanese Corp.	209	15,358
Dow, Inc.	404	11,826
DuPont de Nemours, Inc.	238	8,129
Eastman Chemical Co.	451	21,016
Linde plc (United Kingdom)	115	19,932
LyondellBasell Industries NV, Class A	153	7,588

		97,058

Commercial Services & Supplies — 0.1%
Cintas Corp. (a)	32	5,545

Communications Equipment — 0.3%
Cisco Systems, Inc.	357	14,045
Motorola Solutions, Inc.	30	3,969

		18,014

Consumer Finance — 0.9%
American Express Co. (a)	378	32,335
Capital One Financial Corp.	515	25,979

		58,314

Containers & Packaging — 0.7%
Avery Dennison Corp.	184	18,766
Crown Holdings, Inc. * (a)	220	12,757
Packaging Corp. of America	60	5,225
Westrock Co.	266	7,528

		44,276

Diversified Consumer Services — 0.0% (b)
H&R Block, Inc.	120	1,687

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B * (a)	639	116,809
Voya Financial, Inc.	336	13,639

		130,448

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	463	13,491
Verizon Communications, Inc.	1,503	80,763

		94,254

Electric Utilities — 3.0%
American Electric Power Co., Inc.	270	21,623
Duke Energy Corp.	227	18,358
Edison International	109	5,984
Entergy Corp.	453	42,524
NextEra Energy, Inc. (a)	344	82,758
Southern Co. (The)	261	14,141
Xcel Energy, Inc. (a)	225	13,540

		198,928

Electrical Equipment — 1.0%
Eaton Corp. plc	634	49,227
Emerson Electric Co.	321	15,313

		64,540

Entertainment — 1.1%
Electronic Arts, Inc. *	127	12,708
Netflix, Inc. * (a)	164	61,548

		74,256

Equity Real Estate Investment Trusts (REITs) — 2.1%
Equinix, Inc.	61	37,869

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Equity Residential	454	28,013
Mid-America Apartment Communities, Inc.	121	12,482
Prologis, Inc.	565	45,398
SBA Communications Corp.	12	3,359
Sun Communities, Inc.	41	5,162
Ventas, Inc.	238	6,368

		138,651

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	189	54,009
Kroger Co. (The)	244	7,339
Sysco Corp.	102	4,648

		65,996

Food Products — 0.8%
Conagra Brands, Inc.	151	4,422
Mondelez International, Inc., Class A (a)	974	48,784

		53,206

Health Care Equipment & Supplies — 3.0%
Baxter International, Inc.	441	35,786
Boston Scientific Corp. * (a)	527	17,200
Edwards Lifesciences Corp. *	62	11,618
Intuitive Surgical, Inc. * (a)	24	11,960
Medtronic plc (a)	881	79,456
Zimmer Biomet Holdings, Inc. (a)	406	41,048

		197,068

Health Care Providers & Services — 3.1%
Anthem, Inc. (a)	101	22,986
Cigna Corp. (a)	181	31,997
DaVita, Inc. *	166	12,609
McKesson Corp.	190	25,705
UnitedHealth Group, Inc. (a)	436	108,607

		201,904

Hotels, Restaurants & Leisure — 0.7%
Hilton Worldwide Holdings, Inc.	231	15,794
McDonald’s Corp.	91	15,094
Yum! Brands, Inc.	263	18,031

		48,919

Household Durables — 0.3%
Lennar Corp., Class A	454	17,332

Household Products — 1.8%
Kimberly-Clark Corp.	101	12,953
Procter & Gamble Co. (The) (a)	994	109,337

		122,290

Industrial Conglomerates — 1.2%
Honeywell International, Inc.	592	79,167

Insurance — 1.6%
Allstate Corp. (The) (a)	467	42,792
Arch Capital Group Ltd. *	132	3,769
Arthur J Gallagher & Co.	85	6,915
Cincinnati Financial Corp.	77	5,774
Hartford Financial Services Group, Inc. (The)	744	26,212
Marsh & McLennan Cos., Inc.	270	23,316

		108,778

Interactive Media & Services — 5.2%
Alphabet, Inc., Class A * (a)	102	118,951
Alphabet, Inc., Class C * (a)	91	106,215
Facebook, Inc., Class A * (a)	717	119,577

		344,743

Internet & Direct Marketing Retail — 4.6%
Amazon.com, Inc. * (a)	144	281,200
Booking Holdings, Inc. * (a)	10	13,012
Expedia Group, Inc.	198	11,155

		305,367

IT Services — 6.4%
Accenture plc, Class A	267	43,639
Automatic Data Processing, Inc. (a)	305	41,621
Fiserv, Inc. *	183	17,359
FleetCor Technologies, Inc. *	32	6,014
International Business Machines Corp.	445	49,415
Leidos Holdings, Inc.	290	26,618
Mastercard, Inc., Class A (a)	520	125,722
PayPal Holdings, Inc. * (a)	758	72,566
Visa, Inc., Class A (a)	241	38,839

		421,793

Life Sciences Tools & Services — 1.3%
Illumina, Inc. *	45	12,173
Thermo Fisher Scientific, Inc. (a)	254	72,004

		84,177

Machinery — 1.6%
Cummins, Inc. (a)	215	29,160
Deere & Co.	95	13,058
Ingersoll Rand, Inc. *	208	5,152
Parker-Hannifin Corp.	203	26,371
Snap-on, Inc.	71	7,693
Stanley Black & Decker, Inc.	275	27,505

		108,939

Media — 2.7%
Altice USA, Inc., Class A * (a)	319	7,107
Charter Communications, Inc., Class A * (a)	158	68,973
Comcast Corp., Class A (a)	2,295	78,891
Discovery, Inc., Class A *	651	12,656
Discovery, Inc., Class C *	711	12,471

		180,098

Metals & Mining — 0.2%
Newmont Corp.	241	10,933

Multiline Retail — 0.4%
Target Corp.	262	24,336

Multi-Utilities — 0.5%
Ameren Corp.	176	12,815
CMS Energy Corp.	313	18,398
Sempra Energy	27	3,023

		34,236

Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp. (a)	988	71,605
Diamondback Energy, Inc.	262	6,857
EOG Resources, Inc. (a)	677	24,318
Exxon Mobil Corp. (a)	240	9,097
Marathon Petroleum Corp. (a)	678	16,010

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
ONEOK, Inc.	587	12,802
Phillips 66	87	4,682
Pioneer Natural Resources Co. (a)	330	23,116

		168,487

Pharmaceuticals — 5.1%
Allergan plc	88	15,516
Bristol-Myers Squibb Co. (a)	1,344	74,893
Eli Lilly & Co.	472	65,466
Johnson & Johnson (a)	529	69,308
Merck & Co., Inc.	1,206	92,826
Pfizer, Inc.	555	18,125

		336,134

Professional Services — 0.1%
Verisk Analytics, Inc.	26	3,626

Road & Rail — 1.3%
Kansas City Southern	128	16,307
Lyft, Inc., Class A *	108	2,905
Norfolk Southern Corp. (a)	337	49,183
Union Pacific Corp. (a)	115	16,201

		84,596

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc. * (a)	618	28,105
Analog Devices, Inc. (a)	499	44,697
Intel Corp.	298	16,116
Lam Research Corp.	87	20,999
Microchip Technology, Inc.	115	7,823
Micron Technology, Inc. *	165	6,927
NVIDIA Corp. (a)	240	63,259
NXP Semiconductors NV (Netherlands)	303	25,146
Qorvo, Inc. *	116	9,340
QUALCOMM, Inc.	76	5,116
Teradyne, Inc.	342	18,508
Texas Instruments, Inc. (a)	627	62,669

		308,705

Software — 8.4%
Fortinet, Inc. *	43	4,395
Intuit, Inc.	225	51,657
Microsoft Corp. (a)	2,702	426,170
salesforce.com, Inc. * (a)	460	66,222
Workday, Inc., Class A *	52	6,739

		555,183

Specialty Retail — 3.4%
AutoZone, Inc. * (a)	39	32,585
Best Buy Co., Inc. (a)	503	28,644
Home Depot, Inc. (The) (a)	329	61,407
Lowe’s Cos., Inc.	546	46,981
Ross Stores, Inc. (a)	255	22,175
TJX Cos., Inc. (The)	678	32,417

		224,209

Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc. (a)	1,323	336,550
HP, Inc.	1,021	17,726

		354,276

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	581	48,075
Ralph Lauren Corp.	79	5,280

		53,355

Tobacco — 1.5%
Altria Group, Inc. (a)	743	28,748
Philip Morris International, Inc.	928	67,725

		96,473

Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. *	254	7,218

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	182	15,242

TOTAL COMMON STOCKS (Cost $6,503,292)		6,445,148

	No. of Contracts
OPTIONS PURCHASED — 6.2%
PUT OPTIONS PURCHASED — 6.2%
Index Funds — 6.2%
S&P 500 Index
6/30/2020 at USD 2,465.00, European Style Notional Amount: USD 6,576,489 Exchange Traded *	25,445	407,756

TOTAL OPTIONS PURCHASED (Cost $392,553)		407,756

	Shares (000)
SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.28% (c) (d) (Cost $33,901)	33,901	33,901

Total Investments — 104.3% (Cost $6,929,746)		6,886,805
Liabilities in Excess of Other Assets — (4.3)%		(282,384)

Net Assets — 100.0%		6,604,421

Percentages indicated are based on net assets.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations

USD	United States Dollar

(a)	All or a portion of the security is segregated for options written.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,301	06/2020	USD	167,341	11,966

Abbreviations

USD	United States Dollar

Written Call Options Contracts as of March 31, 2020 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	25,445	USD 6,576,489	USD 2,775.00	6/30/2020	(231,550)

Written Put Options Contracts as of March 31, 2020 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	25,445	USD 6,576,489	USD 2,075.00	6/30/2020	(177,097)

Total Written Options Contracts (Premiums Received $394,461)						(408,647)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,886,805	$—	$—	$6,886,805

Appreciation in Other Financial Instruments
Futures Contracts (a)	$11,966	$—	$—	$11,966

Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(231,550)	$—	$—	$(231,550)
Put Options Written	(177,097)	—	—	(177,097)

Total Depreciation in Other Financial Instruments	$(408,647)	$—	$—	$(408,647)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.28% (a) (b)	$232,451	$2,517,129	$2,715,679	$—	$—	$33,901	33,901	$1,575	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.